Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 6,822	$ 3,245
Other Comprehensive Income:
Unrealized gains on investment securities available for sale	242	125
Income tax effect	(51)	(27)
Reclassification adjustment for gain on sale of investment securities included in net income	(362)
Income tax effect	76
Total other comprehensive income	(95)	98
Total Comprehensive Income	6,727	3,343
Comprehensive Income Attributable to Noncontrolling Interest	418
Comprehensive Income Attributable to Quaint Oak Bancorp, Inc.	$ 6,309	$ 3,343